Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Financing Income (Expenses), Net [Abstract]
Schedule of Components of the Financing Expenses	Components of the financing expenses
	Year ended December 31,
	2025	2024	2023
Adjustment to liability in respect of government grants (1)	-	-	(74)
Issuance costs as part of shelf prospectus through public offering transaction (2)	(504)	-	-
Interest in respect of leasing liability (3)	(67)	(95)	(22)
Interest and discount expenses in respect of promissory notes (4)	(722)	(1,328)	(592)
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line (4)	(101)	(1,318)	(531)
Exchange rate differentials, bank commissions and miscellaneous	(2,112)	(44)	-
Total	(3,506)	(2,785)	(1,219)
(1)	See Note 11 above.

(2)	See Note 13C4 above.

(3)	See Note 9 above.

(4)	See Note 13C3 above.

Schedule of Components of the Financing Income	Components of the financing income
	Year ended December 31,
	2025	2024	2023
Revaluation income of derivative warrant liability (2)	3,556	274	877
Income from exchange rate differences and other	78	197	458
Interest in respect of bank deposits	426	404	272
Adjustment to liability in respect of government grants (1)	735	224	-
Total	4,795	1,099	1,607
(1)	See Note 11 above.

(2)	See Note 13C4 above.